Organization (Details Narrative) - Merger Agreement [Member] - USD ($) $ in Millions	Mar. 26, 2026	Nov. 13, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from other equity	$ 19.0
Aggregate gross proceeds	$ 1.0
PreMerger Eos Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage by noncontrolling owners	94.00%
PreMerger Pulmatrix Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage by parent	6.00%	3.60%